Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — 92.2%
Aerospace & Defense — 1.6%
L3Harris Technologies, Inc.	7,242	$1,543,270
Auto Parts & Equipment — 0.7%
Aptiv PLC*	8,681	691,442
Banks — 5.6%
Popular, Inc.	13,202	1,162,964
State Street Corp.	8,480	655,674
The PNC Financial Services Group, Inc.	12,779	2,065,087
Wintrust Financial Corp.	13,993	1,460,729
		5,344,454
Biotechnology — 1.4%
Corteva, Inc.	23,782	1,371,508
Building Materials — 3.5%
Fortune Brands Innovations, Inc.	22,289	1,887,210
Martin Marietta Materials, Inc.	2,341	1,437,233
		3,324,443
Chemicals — 1.7%
Ashland, Inc.	9,592	933,973
Westlake Corp.	4,241	648,025
		1,581,998
Commercial Services — 0.4%
TransUnion	4,852	387,190
Computers — 0.9%
Insight Enterprises, Inc.*	4,643	861,369
Distribution & Wholesale — 0.9%
LKQ Corp.	16,551	883,989
Diversified Financial Services — 2.9%
Jefferies Financial Group, Inc.	32,471	1,431,971
Lazard, Inc.	31,481	1,318,110
		2,750,081
Electric — 4.5%
Alliant Energy Corp.	42,782	2,156,213
Entergy Corp.	20,760	2,193,917
		4,350,130
Electrical Components & Equipment — 2.0%
AMETEK, Inc.	10,256	1,875,822
Electronics — 3.7%
Arrow Electronics, Inc.*	6,394	827,767
Keysight Technologies, Inc.*	6,681	1,044,775
Vontier Corp.	36,345	1,648,609
		3,521,151
Environmental Control — 1.6%
Waste Connections, Inc.	8,945	1,538,629
Food — 1.3%
Lamb Weston Holdings, Inc.	5,070	540,107
The Hershey Co.	3,505	681,723
		1,221,830
	Number of Shares	Value†

Hand & Machine Tools — 1.5%
Lincoln Electric Holdings, Inc.	5,569	$1,422,545
Healthcare Products — 3.6%
Avantor, Inc.*	42,728	1,092,555
Globus Medical, Inc., Class A*	32,078	1,720,664
Teleflex, Inc.	2,997	677,831
		3,491,050
Healthcare Services — 3.1%
Amedisys, Inc.*	8,455	779,213
Humana, Inc.	3,449	1,195,837
Laboratory Corp. of America Holdings	4,715	1,030,039
		3,005,089
Home Builders — 1.6%
Toll Brothers, Inc.	11,824	1,529,671
Home Furnishings — 0.4%
SharkNinja, Inc.	6,243	388,877
Insurance — 6.1%
Axis Capital Holdings Ltd.	15,325	996,431
Globe Life, Inc.	11,457	1,333,251
RenaissanceRe Holdings Ltd.	3,791	890,999
The Hartford Financial Services Group, Inc.	25,419	2,619,428
		5,840,109
Machinery — Construction & Mining — 1.3%
BWX Technologies, Inc.	11,765	1,207,324
Media — 1.4%
Fox Corp., Class B	47,705	1,365,317
Mining — 2.4%
Freeport-McMoRan, Inc.	49,553	2,329,982
Miscellaneous Manufacturing — 4.0%
3M Co.	5,372	569,808
Carlisle Cos., Inc.	4,318	1,692,008
Fabrinet*	1,577	298,085
Hillenbrand, Inc.	26,263	1,320,766
		3,880,667
Oil & Gas — 6.2%
Chesapeake Energy Corp.	25,947	2,304,872
HF Sinclair Corp.	23,089	1,393,883
Marathon Oil Corp.	78,978	2,238,237
		5,936,992
Oil & Gas Services — 1.2%
Baker Hughes Co.	33,326	1,116,421
Packaging and Containers — 2.7%
Ball Corp.	19,805	1,334,065
Graphic Packaging Holding Co.	43,017	1,255,236
		2,589,301
Pharmaceuticals — 2.2%
Cardinal Health, Inc.	18,729	2,095,775

Penn Series Funds, Inc.
Schedule of Investments — March 31, 2024 (Unaudited)
Mid Cap Value Fund
	Number of Shares	Value†
COMMON STOCKS — (continued)
Real Estate — 1.4%
CBRE Group, Inc., Class A*	13,506	$1,313,323
Retail — 9.2%
AutoZone, Inc.*	322	1,014,831
Bath & Body Works, Inc.	20,563	1,028,561
Burlington Stores, Inc.*	5,267	1,222,945
Casey's General Stores, Inc.	6,811	2,168,963
MSC Industrial Direct Co., Inc., Class A	12,872	1,249,099
O'Reilly Automotive, Inc.*	889	1,003,574
Target Corp.	6,097	1,080,450
		8,768,423
Semiconductors — 2.8%
Microchip Technology, Inc.	14,620	1,311,560
Teradyne, Inc.	12,328	1,390,968
		2,702,528
Software — 2.4%
Fidelity National Information Services, Inc.	31,349	2,325,469
Telecommunications — 1.3%
Nice Ltd., ADR*	4,906	1,278,602
Transportation — 3.4%
Canadian Pacific Kansas City Ltd.	10,611	935,572
Kirby Corp.*	10,954	1,044,135
Landstar System, Inc.	6,655	1,282,818
		3,262,525
Trucking and Leasing — 1.3%
GATX Corp.	9,067	1,215,250
TOTAL COMMON STOCKS (Cost $66,378,457)		88,312,546

REAL ESTATE INVESTMENT TRUSTS — 6.8%
Diversified — 3.2%
Lamar Advertising Co., Class A	17,448	2,083,466
PotlatchDeltic Corp.	20,532	965,414
		3,048,880
Industrial — 1.1%
STAG lndustrial, Inc.	28,268	1,086,622
Manufactured Homes — 1.2%
Equity LifeStyle Properties, Inc.	17,846	1,149,283
Single Tenant — 1.3%
Agree Realty Corp.	21,578	1,232,535
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $5,638,492)		6,517,320

	Number ofShares	Value†
SHORT-TERM INVESTMENTS — 1.0%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 5.197%) (Cost $954,545)	954,545	$954,545
TOTAL INVESTMENTS — 100.0% (Cost $72,971,494)		$95,784,411
Other Assets & Liabilities — 0.0%		2,510
TOTAL NET ASSETS — 100.0%		$95,786,921

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
PLC— Public Limited Company.
Country Weightings as of 3/31/2024††
United States	92%
Canada	3
Bermuda	2
Israel	1
Puerto Rico	1
Ireland	1
Thailand	0
Total	100%
††	% of total investments as of March 31, 2024.

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